Operating profit	12 Months Ended
Mar. 31, 2019
Analysis of income and expense [abstract]
Operating profit
Operating profit

	March 31, 2019 R’000	March 31, 2018 R’000	March 31, 2017 R’000

Operating profit is stated after accounting for the following charges:
Amortization (notes 7 and 32.2)	64,877	63,926	44,734
Depreciation (notes 6 and 32.2)	183,478	151,945	98,508
Amortization of capitalized commission assets (notes 8 and 32.2)	30,477	—	—
Impairment of intangible assets (notes 7 and 32.2)	930	2,687	3,166
Impairment/(reversal of impairment) of property, plant and equipment (notes 6 and 32.2)	—	9	(791)
Restructuring costs (note 19)	3,034	(741)	14,561
Write-down of inventory to net realizable value (notes 9 and 32.2)	4,112	9,294	9,967
Research expenditure	685	1,624	2,398
Professional fees	36,686	32,689	22,358
Lease expenses	12,863	24,622	24,690
– Operating lease charges – premises, vehicles and equipment under IAS 17	*	24,622	24,690
– Expenses relating to short-term leases under IFRS 16	12,659	*	*
– Expenses relating to leases of low-value assets, excluding short-term leases of low-value assets under IFRS 16	204	*	*
Staff costs	625,958	601,656	587,474
– Salaries, wages and other costs	584,648	564,207	554,793
– Pension costs (note 17)	29,170	27,097	29,370
– Equity-settled share-based payments (notes 14 and 32.2)	12,140	9,000	2,247
– Cash-settled share-based payments (note 20)	—	1,352	1,064

Number of employees at the end of the year	1,078	1,054	1,056

* The Group’s leases that were accounted for under IAS 17 in fiscal 2018 have been accounted for under IFRS 16 in fiscal 2019. Comparatives have not been restated under IFRS 16. Refer to note 2.1.1.1.